Equity	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
EQUITY

NOTE 5 - Equity:

A.	In January and May 2019, Series I and K warrants both expired without being exercised.

B.	On June 6, 2019, at a general meeting of shareholders, the Company's shareholders approved a reverse share split of the Company's ordinary shares at a ratio of 1-for-50, such that each fifty (50) ordinary shares, par value NIS 0.03 per share, will be consolidated into one (1) ordinary share, par value NIS 1.50. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company's ADSs, such that its ratio of ADSs to ordinary shares changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The first date when the Company's ADSs began trading on the Nasdaq Capital Market after implementation of the reverse split and concurrent ratio change was July 15, 2019.

Additionally, according to the share option plan of the Company, every 50 options, or 150 options if granted before the November 2016 reverse split, that were allocated to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 1.50 par value. No change took place in the exercise price of the options; however, for options that were granted between November 2016 to date, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50 and, for options that were granted before the November 2016 reverse split, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 150.

Further, according to the terms and conditions of the warrants of the Company, each 50 warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 0.03 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50.

Following the reverse split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the share numbers, losses per share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-50 reverse share split.

C.

On January 30, 2019, the Company's board of directors approved the grant of 9,050,000 options exercisable into a total of 181,000 ordinary shares to the Company's officers, employees and consultants.

The options may be exercised at a price of $5.07 per ordinary share. The options shall vest over a period of four years from their date of grant, with 25% of the options vesting on the first anniversary of the date of grant and the remaining options vesting equally on a quarterly basis during the three years thereafter.

The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to $0.06. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 61.7%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated at the grant date was $570 thousand.

D.

On June 6, 2019, the Company's shareholders approved the grant of (i) 12,319,500 options to purchase 246,390 ordinary shares to Jonathan Rigby as the then chairman of the Board. The options may be exercised at a price of $5.07 per ordinary share. The options have a term of seven years and vest upon the earlier of (1) an equity raise of at least $10 million, in one or more financings, or (2) will vest over a period of four years, with a quarter of the options vesting on January 31, 2020, and the remaining options vesting in equal parts at the end of every quarter thereafter (ii) 2,700,000 options exercisable into a total of 54,000 ordinary shares to Yehiel Tal, the chief executive officer, and (iii) 2,000,000 options exercisable into a total of 40,000 ordinary shares to members of the board of directors, in the following manner: (a) 250,000 options exercisable into 5,000 ordinary shares, to each of Dr. Abraham Havron, Dr. Gili Hart, Dr. Elan Penn, Scott R. Burell and Adi Goldin; and (b) 750,000 options exercisable into 15,000 ordinary shares to Dr. Wolfgang Ruttenstorfer.

Apart from the grant of options to Mr. Rigby, as discussed, above, each of the options may be exercised at $5.07 per ordinary share. The options shall vest over a period of four years from their date of grant, with 25% of the options vesting on the first anniversary of the date of grant and the remaining options vesting equally on a quarterly basis during the three years thereafter.

On August 6, 2019, the Company notified Jonathan Rigby of the termination of the Chairman Services Agreement between the Company and Mr. Rigby, effective immediately. As a result, Mr. Rigby has ceased to serve as Chairman of the Board and on August 23, 2019, Mr. Rigby notified the Company of his resignation as a member of the board of directors.

The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to $0.06. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 61.3%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated at the grant date was $993 thousand.